Consolidated Statement of Comprehensive Income - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Consolidated Statement of Comprehensive Income
Revenue		$ 47,910
Other operating income	$ 1,250,056		$ 1,963,670
Administrative expenses	(887,995)	(14,559,321)	(2,772,642)
Reverse acquisition expense		(155,459,939)
Nasdaq listing expenses		(2,589,611)
Operating (loss)/profit	362,061	(172,560,961)	(808,972)
Fair value movement on loss in warrant valuation		(98,090,070)
Finance costs	(88,466)	(1,078,070)	(392,783)
Finance income	510,252		64,902
(Loss)/profit before tax	783,847	(271,729,101)	(1,136,853)
Income tax credit	253,718		568,534
(Loss)/profit for the financial year attributable to equity holders	1,037,565	(271,729,101)	(568,319)
Items that may be reclassified to profit or loss
Currency translation differences	(38,897)	384,664	52,614
Total comprehensive loss for the year attributable to equity holders	$ 998,668	$ (271,344,437)	$ (515,705)
Basic and diluted earnings per ordinary share from continuing operations attributable to equity holders	$ 0.0175	$ (3.9769)	$ (0.0096)